Restatement of Previously Reported Results	12 Months Ended
Sep. 30, 2012
Restatement Of Previously Reported Results [Abstract]
Restatement of Previously Reported Results [Text Block]

Note 3 – Restatement of Previously Reported Results

a)	These consolidated financial statements for the years ended September 30, 2012 and 2011 and the fifteen months ended September 30, 2010, as initially reported, have been amended and restated to correct for an error resulting from the misunderstanding of the settlement terms and conditions of the March 5, 2004 British Columbia Class Action claim, which resulted in the application of an accounting principle to measure and record the liability as at September 30, 2010 and subsequent reporting periods, that was not appropriate in the circumstances. The restatement impacts the years ended September 30, 2012 and September 30, 2011 and the fifteen months ended September 30, 2010. The restatement resulted in a reduction in net income in the fifteen months ended September 30, 2010 of $6,601, an increase in net income in the year ended September 30, 2011 of $1,537 and an increase in net loss of $433 in the year ended September 30, 2012.

The effect of the restatement on the consolidated statement of operations and comprehensive income (loss) for the fifteen months ended September 30, 2010 is as follows:

	Fifteen months ended September 30 2010
	As Reported	Adjustments	Restated

Class action settlements	2,915	8,770	11,685
INCOME (LOSS) BEFORE INCOME TAXES	37,761	(8,770)	28,991
PROVISION FOR INCOME TAXES - Deferred (recovery)	101	(2,169)	(2,068)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	26,464	(6,601)	19,863

BASIC EARNINGS PER SHARE	$1.56	$(0.39)	$1.17
DILUTED EARNINGS PER SHARE	1.51	(0.38)	1.13

The effect of the restatement on the consolidated statement of operations and comprehensive income (loss) for the year ended September 30, 2011 is as follows:

	Year ended September 30 2011
	As Reported	Adjustments	Restated

Interest expense	$-	$616	$616
Class action settlements	3,206	(2,838)	368
INCOME (LOSS) BEFORE INCOME TAXES	14,667	2,222	16,889
PROVISION FOR INCOME TAXES - Deferred (recovery)	(532)	685	153
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	9,042	1,537	10,579

BASIC EARNINGS PER SHARE	$0.52	$0.09	$0.61
DILUTED EARNINGS PER SHARE	0.51	0.09	0.60

The effect of the restatement on the consolidated statement of operations and comprehensive income (loss) for the year ended September 30, 2012 is as follows:

	Year ended September 30 2012
	As Reported	Adjustments	Restated

Interest expense	$11,623	$716	$12,339
Class action settlements	-	(69)	(69)
INCOME (LOSS) BEFORE INCOME TAXES	(56,230)	(647)	(56,877)
PROVISION FOR INCOME TAXES - Deferred (recovery)	(9,570)	(214)	(9,784)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(43,089)	(433)	(43,522)

BASIC EARNINGS PER SHARE	$(2.47)	$(0.03)	$(2.50)
DILUTED EARNINGS PER SHARE	(2.47)	(0.03)	(2.50)

The effect of the restatement on the consolidated balance sheets as at September 30, 2012 and 2011 is as follows:

	September 30 2011			September 30 2012
	As Reported	Adjustments	Restated	As Reported	Adjustments	Restated

Other receivables	$12,575	$-	$12,575	$17,332	$2,149	$19,481
Deferred tax assets (current)	1,528	1,484	3,012	10,486	1,697	12,183
Long term receivable	681	-	681	2,609	(2,149)	460
Accrued liabilities	21,194	6,548	27,742	20,688	7,194	27,882
Retained earnings (deficit)	37,019	(5,064)	31,955	(12,339)	(5,497)	(17,836)

The effect of the restatement on the consolidated statement of cash flows for the fifteen months ended September 30, 2010 is as follows:

	Fifteen months ended September 30 2010
	As Reported	Adjustments	Restated

Net income (loss)	$26,464	$(6,601)	$19,863
Deferred income taxes (recovery)	101	(2,169)	(2,068)
Other receivables and long-term receivables	(7,462)	800	(6,662)
Accounts payable and accrued liabilities	2,262	7,970	10,232

The effect of the restatement on the consolidated statement of cash flows for the years ended September 30, 2011 is as follows:

	Year ended September 30 2011
	As Reported	Adjustments	Restated

Net income (loss)	$9,042	$1,537	$10,579
Deferred income taxes (recovery)	(532)	685	153
Other receivables and long-term receivables	(2,866)	(800)	(3,666)
Accounts payable and accrued liabilities	4,364	(1,422)	2,942

The effect of the restatement on the consolidated statement of cash flows for the years ended September 30, 2012 is as follows:

	Year ended September 30 2012
	As Reported	Adjustments	Restated

Net income (loss)	$(43,089)	$(433)	$(43,522)
Deferred income taxes (recovery)	(9,570)	(214)	(9,784)
Other receivables and long-term receivables	(6,685)	-	(6,685)
Accounts payable and accrued liabilities	(430)	647	217

Note 7(a), 13, 14, 22(a)(i), 24(a), 24(b)(iii) and 24(b)(iv) have been restated to reflect the related note disclosures.

b)	Independent of the restatement outlined in Note 3 a) above, we have also restated Note 23(c) Related Party and Other Transactions - Third party Lenders, to reflect updated related party transactions for related parties previously identified and disclosed.

c)	Independent of the restatement outlined in Note 3 a) above, we have also restated Note 27(b) Subsequent Events - Special Investigation, to reflect an update to a previously disclosed subsequent event and added Note 27(a)(iii) to disclose a subsequent event.